          SEMI-ANNUAL SERVICER’S CERTIFICATE     Exhibit 99.1
Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of November 1, 2023 (the “Servicing Agreement”), by and between DTE ELECTRIC COMPANY, as servicer (the “Servicer”), and DTE ELECTRIC SECURITIZATION FUNDING II LLC, the Servicer does hereby certify, for the March 1, 2026 Payment Date (the “Current Payment Date”), as follows:
Billing Periods: September 2025 to February 2026
Payment Date: March 1, 2026

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date for Securitization
Property:

i.	Remittances for the September 2025 Billing Period	$5,979,423.69
ii.	Remittances for the October 2025 Billing Period	$5,129,706.82
iii.	Remittances for the November 2025 Billing Period	$3,589,899.52
iv.	Remittances for the December 2025 Billing Period	$4,494,355.72
v.	Remittances for the January 2026 Billing Period	$5,834,225.72
vi.	Remittances for the February 2026 Billing Period	$5,702,376.74
vii.	Additional Remittance Resulting from Semi-Annual Cash True Up in September 2025	$1,505,018.49
viii.	Investment Earnings on General Subaccount of Collection Account	$227,544.62
ix.	Payment of Administrative Expenses Since Last Semi-Annual Certificate	$(122,760.00)
x.	General Subaccount of Collection Account Balance (sum of [i] through [ix] above)	$32,339,791.32
xi.	Excess Funds Subaccount of Collection Account Balance as of prior Payment Date	$7,682,812.03
xii.	Investment Earnings on Excess Funds Subaccount of Collection Account	$137,404.68
xiii.	Collection Account Balance (sum of [x] through [xii] above)	$40,160,008.03

2. Capital Account Balance as of prior Payment Date:	$3,008,000.00

3. Outstanding Amounts of as of prior Payment Date:

Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-1	$246,461,534.50
Aggregate Outstanding Amount of all Securitization Bonds in Tranche A-2	$300,800,000.00

4. Required Funding/Payments as of Current Payment Date:
Principal	Principal Due
Securitization Bonds in Tranche A-1	$15,924,232.81
Securitization Bonds in Tranche A-2	$—

Interest
	Interest Rate	Days in Interest Period(1)	Principal Balance	Interest Due
Securitization Bonds in Tranche A-1	5.97%	180	$246,461,534.50	$7,356,876.80
Securitization Bonds in Tranche A-2	6.09%	180	$300,800,000.00	$9,159,360.00

	Required Level	Funding Required
Capital Account	$3,008,000.00	$—
_________________
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

5.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture and in accordance with the Distribution Instructions:

i.	Trustee Fees and Expenses; Indemnity Amount[1]	$—
ii.	Servicing Fee	$150,400.00
iii.	Administration Fee and Independent Manager Fee	$25,000.00
iv.	Operating Expenses	$—

Securitization Bonds	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past-due for prior periods)	$16,516,236.80	$27.4539
Interest Payment
Tranche A-1		$24.4577
Tranche A-2		$30.4500

vi. Principal Due and Payable as a Result of an Event of Default or
on Final Maturity Date		$—
Principal Payment
Tranche A-1
Tranche A-2

vii. Semi-Annual Principal	$15,924,232.81	$26.4698
Principal Payment
Tranche A-1		$52.9396
Tranche A-2		$—

viii. Other unpaid Operating Expenses[2]	$—
ix. Funding of Capital Account (to required level)	$—
x. Return on Invested Capital to DTE Electric	$46,709.78
xi. Deposit to Excess Funds Subaccounts	$—
xii. Released to Issuer upon Retirement of the Securitization Bonds
Released from Accounts[3]	$—
xiii. Aggregate Remittances as of Current Payment Date	$32,662,579.39
_________________
1 Indemnity payable to the Indenture Trustee not to exceed $250,000 per annum.
2 Including remaining indemnity owed to the Indenture Trustee in excess of $250,000 per annum.
3 After all Securitization Bonds and related Ongoing Other Qualified Costs have been Paid in Full.

6. Outstanding Amount and each Collection Account Balance and Capital Account Balance as of Current Payment
Date (after giving effect to payments to be made on such Payment Date):

i. Aggregate Outstanding Amount of all Securitization Bonds
Tranche A-1	$230,537,301.69
Tranche A-2	$300,800,000.00
ii. Excess Funds Subaccount Balance of Collection Account	$7,544,138.42
iii. Aggregate Collection Account Balance	$—
iv. Capital Account Balance	$3,008,000.00

7. Subaccount and Capital Account Withdrawals as of Current Payment Date (if applicable, pursuant to
Section 8.02(e) of Indenture):

i. Excess Funds Subaccount of Collection Account	$276,078.29
ii. Capital Account	$—
iii. Total Withdrawals	$276,078.29

8. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Interest Payment
Tranche A-1	$—
Tranche A-2	$—

ii. Semi-annual Principal
Principal Payment
Tranche A-1	$—
Tranche A-2	$—

9. Shortfalls in Required Capital Level as of Current Payment Date:

i. Replenishment of the Capital Account	$—
ii. Required Capital Level	$—

10. Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$46,709.78
_________________

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

[SIGNATURE PAGE TO FOLLOW]

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 23rd day of February 2026.

DTE ELECTRIC COMPANY,
as Servicer

By:	/s/ Timothy J Lepczyk
Name: Timothy J Lepczyk
Title: Asst. Treasurer & Director of Corporate Finance

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